Description of Business	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE:NM) is a global seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios South American Logistics Inc.

Navios South American Logistics Inc. (“Navios Logistics”), a consolidated subsidiary of the Company, was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. Navios Logistics believes it is one of the largest logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the south-eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of December 31, 2021, Navios Holdings owned 63.8% of Navios Logistics’ outstanding common stock.

Navios Partners

Navios Maritime Partners L.P. (“Navios Partners”) (NYSE:NMM) is an international owner and operator of dry cargo and tanker vessels and is engaged in the seaborne transportation services of a wide range of liquid and dry cargo commodities including crude oil, refined petroleum, chemicals, iron ore, coal, grain, fertilizer and also containers, chartering its vessels under short, medium and longer-term charters.

On March 31, 2021, Navios Partners completed the acquisition of Navios Maritime Containers L.P. (“Navios Containers”). For more information about the acquisition of Navios Containers, see Note 9 “Investments in Affiliate Companies and Investments in Available-For-Sale Securities” to the consolidated financial statements.

On October 15, 2021 Navios Partners completed the merger (“NNA Merger”) with Navios Maritime Acquisition Corporation (“Navios Acquisition”). For more information about the NNA Merger, see Note 9 “Investments in Affiliate Companies and Investments in Available-For-Sale Securities” to the consolidated financial statements.

As of December 31, 2021, Navios Holdings had a 10.3% ownership interest in Navios Partners. Incentive distribution rights are held by a consolidated subsidiary of Navios Holdings.

Navios Containers

Navios Containers was an international owner and operator of containerships. As of December 31, 2020, Navios Holdings had a 3.9% ownership interest in Navios Containers.

Following the acquisition of Navios Containers by Navios Partners (“NMCI Merger”), which was completed on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ. As of December 31, 2021, Navios Holdings had no equity investment in Navios Containers due to the NMCI Merger. For more information about the NMCI Merger, see Note 9 “Investments in Affiliate Companies and Investments in Available–For–Sale Securities” to the consolidated financial statements.

Navios Acquisition

Navios Acquisition was an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals.

Following the NNA Merger, which closed on October 15, 2021, Navios Acquisition common shares were no longer listed for trading on NYSE. As of December 31, 2021, Navios Holdings had no equity investment in Navios Acquistion due to the NNA Merger. For more information about the NNA Merger, see Note 9 “Investments in Affiliate Companies and Investments in Available-For-Sale Securities” to the consolidated financial statements.

Navios Europe I

On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe Inc. (“Navios Europe I”) and had economic interests of 47.5%, 47.5% and 5.0%, respectively. Navios Europe I was engaged in the marine transportation industry through the ownership of five tanker and five containership vessels. Effective November 2014, Navios Holdings, Navios Acquisition and Navios Partners had voting interests in Navios Europe I of 50%, 50% and 0%, respectively. Navios Europe I was liquidated in December 2019. For more information about our interests in Navios Europe I, see Note 16 “Transactions with Related Parties” to the consolidated financial statements.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and had economic interests of 47.5%, 47.5% and 5.0%, respectively and voting interests in Navios Europe II of 50%, 50% and 0%, respectively. Navios Europe II was engaged in the marine transportation industry through the ownership of seven dry bulk and seven containership vessels. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. The structure was liquidated in June 2020. For more information about the Company’s interests in Navios Europe II, see Note 16 “Transactions with Related Parties” to the consolidated financial statements.